Goodwill and Intangible Assets - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	$ 456,380	$ 456,380		$ 456,380
Goodwill acquired during the year		0		0
Goodwill foreign exchange and other	0
Balance at end of year	456,380	456,380		456,380
Balance at beginning of year	128,899
Amortization of intangible assets	(11,434)	(35,473)		(24,646)
Balance at end of year	117,538	128,899
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	119,344	150,679		99,742
Definite-lived intangible assets acquired during the year		4,138	[1]	75,583	[2]
Foreign exchange and other	73
Amortization of intangible assets	(11,434)	(35,473)		(24,646)
Balance at end of year	107,983	119,344		150,679
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	9,555	9,555		7,350
Indefinite-lived intangible assets acquired during the year		0		2,205	[2]
Foreign exchange and other	0
Balance at end of year	9,555	9,555		9,555
Total intangible assets
Goodwill And Intangible Assets [Line Items]
Balance at beginning of year	128,899	160,234		107,092
Total intangible assets acquired during the year	73	4,138	[1]	77,788	[2]
Amortization of intangible assets	(11,434)	(35,473)		(24,646)
Balance at end of year	$ 117,538	$ 128,899		$ 160,234

[1]	In June 2018, the Company completed the acquisition for 100% of the assets in Claim Analytics Inc., a Canadian based provider of predictive analytics solutions for the insurance industry. In relation to this acquisition, the Company recorded intangible assets related to customer relationships of $4 million.
[2]	In April 2017, the Company completed the acquisition of Aurigen. The Company recorded intangible assets related to the life value of business acquired (life VOBA) of $76 million and insurance licenses of $2 million. A bargain purchase gain of less than $1 million was included in Other income in the Consolidated Statement of Operations for the year ended December 31, 2017 representing the excess of fair value of the net assets acquired over the purchase price.